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April 30, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:      RiverSource Strategic Allocation Series, Inc.
                  RiverSource Strategic Income Allocation Fund

                  Post-Effective Amendment No. 42
                  File No. 2-93801/811-4133
           Accession Number: 0001068800-07-000984

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on April 20, 2007.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,

/s/  Christopher O. Petersen
----------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.